Description of the Plan - Vesting (Details) - EBP 003	12 Months Ended
Dec. 31, 2025
Less than 1
EBP, Description of Plan [Line Items]
Vested Percentage	0.00%
1
EBP, Description of Plan [Line Items]
Vested Percentage	20.00%
2
EBP, Description of Plan [Line Items]
Vested Percentage	40.00%
3
EBP, Description of Plan [Line Items]
Vested Percentage	60.00%
4
EBP, Description of Plan [Line Items]
Vested Percentage	80.00%
5 or more
EBP, Description of Plan [Line Items]
Vested Percentage	100.00%